Cover Page	Jul. 16, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	FEDERAL AGRICULTURAL MORTGAGE CORPORATION
City Area Code	202
Local Phone Number	872-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-14951
Entity Central Index Key	0000845877
Entity Tax Identification Number	52-1578738
Entity Address, Address Line One	2100 Pennsylvania Avenue, N.W., Suite 450N,
Entity Address, Postal Zip Code	20037
Amendment Flag	false
Entity Incorporation, State or Country Code	X1
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A voting common stock
Trading Symbol	AGM.A
Security Exchange Name	NYSE
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C non-voting common stock
Trading Symbol	AGM
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.700% Non-Cumulative Preferred Stock, Series D
Trading Symbol	AGM.PRD
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.750% Non-Cumulative Preferred Stock, Series E
Trading Symbol	AGM.PRE
Security Exchange Name	NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.250% Non-Cumulative Preferred Stock, Series F
Trading Symbol	AGM.PRF
Security Exchange Name	NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	4.875% Non-Cumulative Preferred Stock, Series G
Trading Symbol	AGM.PRG
Security Exchange Name	NYSE
Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.500% Non-Cumulative Preferred Stock, Series H
Trading Symbol	AGM.PRH
Security Exchange Name	NYSE
Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.875% Non-Cumulative Preferred Stock, Series I
Trading Symbol	AGM.PRI
Security Exchange Name	NYSE